Commitments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Commitments

		UNITED STATES DOLLAR
		2020	2019
34.	COMMITMENTS
	Capital expenditure
	Contracted for 1	514.7	47.9

	Leases
	Contracted for 2	—	33.4

Lease contracts	Undiscounted lease liabilities 3	Non-lease elements 4	Fully variable lease payments 5	Total
2020
- within one year	88.4	126.0	583.0	797.4
- later than one and not later than five years	228.7	296.3	1,506.3	2,031.3
- later than five years	261.2	75.9	—	337.1

	578.3	498.2	2,089.3	3,165.8

2019
- within one year	63.9	98.7	502.3	664.9
- later than one and not later than five years	178.2	290.1	1,410.3	1,878.6
- later than five years	205.3	83.3	21.7	310.3

	447.4	472.1	1,934.3	2,853.8

Guarantees
The Group provides environmental obligation guarantees and other guarantees with respect to its South African, Peruvian, Ghanaian and Australian operations. These guarantees amounted to US$191.8 million at 31 December 2020 (2019: US$154.3 million) (refer note 25.1).

1
Contracted for capital expenditure of US$514.7 million in 2020 includes US$454.0 million for Salares Norte. Gold Fields has completed a feasibility study on the Salares Norte deposit in Chile and the final notice to proceed (“FNTP”) was provided by the Board in February 2020 and construction commenced in April 2020.

2
Leases amounting to US$33.4 million were entered into during 2019 but the use of the assets has not yet commenced at 31 December 2019. These relates mainly to wind farm and battery storage portion of the power purchase agreement at Agnew.

3	The undiscounted lease liabilities relate to the the gross cashflows used to determine the lease liabilities in terms of IFRS 16 Leases and will not agree to the leases recognised in note 33.
4	The non-lease elements are the amounts in the lease contracts that are not accounted for as part of the lease liabilities.
5
These are the total commitments per lease contracts where the payments have been determined to be fully variable, as a result no lease liability has been recorded. Included in these amounts are payment for non-lease
elements of the arrangement.